UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06044

Morgan Stanley Europe Opportunity Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

October 31,

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Europe Opportunity Fund, Inc. EUGAX

Morgan Stanley Europe Opportunity Fund, Inc. MSEEX

Morgan Stanley Europe Opportunity Fund, Inc. EUGDX

Morgan Stanley Europe Opportunity Fund, Inc. EUGCX

Morgan Stanley Europe Opportunity Fund, Inc.

Class A EUGAX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Europe Opportunity Fund, Inc. for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$118,073,450
# of Portfolio Holdings	26
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

France
27.2%
United Kingdom
14.5%
Switzerland
11.4%
Sweden
10.6%
Denmark
10.3%
Netherlands
7.7%
Italy
7.5%
United States
6.7%
Poland
2.5%
Germany
1.6%

Value	Value
Germany	1.6%
Poland	2.5%
United States	6.7%
Italy	7.5%
Netherlands	7.7%
Denmark	10.3%
Sweden	10.6%
Switzerland	11.4%
United Kingdom	14.5%
France	27.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Hermes International SCA	8.4%
Spotify Technology SA	8.4%
DSV AS	8.1%
Moncler SpA	7.5%
L'Oreal SA	5.7%
London Stock Exchange Group PLC	5.2%
Liberty Media Corp.-Liberty Formula One	4.7%
Schneider Electric SE	4.5%
Adyen NV	3.9%
ASML Holding NV	3.8%
Total	60.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EUGAX -TSR-SAR

Morgan Stanley Europe Opportunity Fund, Inc.

Class C MSEEX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Europe Opportunity Fund, Inc. for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$112	2.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$118,073,450
# of Portfolio Holdings	26
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Germany	1.6%
Poland	2.5%
United States	6.7%
Italy	7.5%
Netherlands	7.7%
Denmark	10.3%
Sweden	10.6%
Switzerland	11.4%
United Kingdom	14.5%
France	27.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Hermes International SCA	8.4%
Spotify Technology SA	8.4%
DSV AS	8.1%
Moncler SpA	7.5%
L'Oreal SA	5.7%
London Stock Exchange Group PLC	5.2%
Liberty Media Corp.-Liberty Formula One	4.7%
Schneider Electric SE	4.5%
Adyen NV	3.9%
ASML Holding NV	3.8%
Total	60.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MSEEX -TSR-SAR

Morgan Stanley Europe Opportunity Fund, Inc.

Class I EUGDX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Europe Opportunity Fund, Inc. for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$118,073,450
# of Portfolio Holdings	26
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Germany	1.6%
Poland	2.5%
United States	6.7%
Italy	7.5%
Netherlands	7.7%
Denmark	10.3%
Sweden	10.6%
Switzerland	11.4%
United Kingdom	14.5%
France	27.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Hermes International SCA	8.4%
Spotify Technology SA	8.4%
DSV AS	8.1%
Moncler SpA	7.5%
L'Oreal SA	5.7%
London Stock Exchange Group PLC	5.2%
Liberty Media Corp.-Liberty Formula One	4.7%
Schneider Electric SE	4.5%
Adyen NV	3.9%
ASML Holding NV	3.8%
Total	60.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EUGDX -TSR-SAR

Morgan Stanley Europe Opportunity Fund, Inc.

Class L EUGCX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Europe Opportunity Fund, Inc. for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$99	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$118,073,450
# of Portfolio Holdings	26
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Germany	1.6%
Poland	2.5%
United States	6.7%
Italy	7.5%
Netherlands	7.7%
Denmark	10.3%
Sweden	10.6%
Switzerland	11.4%
United Kingdom	14.5%
France	27.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Hermes International SCA	8.4%
Spotify Technology SA	8.4%
DSV AS	8.1%
Moncler SpA	7.5%
L'Oreal SA	5.7%
London Stock Exchange Group PLC	5.2%
Liberty Media Corp.-Liberty Formula One	4.7%
Schneider Electric SE	4.5%
Adyen NV	3.9%
ASML Holding NV	3.8%
Total	60.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EUGCX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley
Europe Opportunity Fund, Inc.

Semi-Annual Financial Statements and Additional Information

April 30, 2025

Morgan Stanley Europe Opportunity Fund, Inc.

Table of Contents (unaudited)

Items 6 and 7 of Form N-CSR:
Consolidated Portfolio of Investments	3
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Net Assets	8
Notes to Consolidated Financial Statements	9
Consolidated Financial Highlights	23
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

This material must be preceded or accompanied by a prospectus for the fund being offered.

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments  ◼  April 30, 2025 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.8%)
	Denmark (10.2%)
	Air Freight & Logistics
45,173	DSV AS	$9,574,856
	Pharmaceuticals
37,697	Novo Nordisk AS, Class B	2,520,478
	Total Denmark	12,095,334
	France (27.1%)
	Electrical Equipment
22,881	Schneider Electric SE	5,346,048
	Health Care Equipment & Supplies
15,196	EssilorLuxottica SA	4,378,773
	Hotels, Restaurants & Leisure
81,347	Accor SA	4,008,161
	Personal Care Products
15,087	L'Oreal SA (a)	6,666,427
	Textiles, Apparel & Luxury Goods
3,619	Hermes International SCA	9,952,901
3,049	LVMH Moet Hennessy Louis Vuitton SE	1,688,931
		11,641,832
	Total France	32,041,241
	Germany (1.6%)
	Textiles, Apparel & Luxury Goods
36,337	Birkenstock Holding PLC (a)	1,868,812
	Italy (7.5%)
	Textiles, Apparel & Luxury Goods
144,118	Moncler SpA	8,895,089
	Netherlands (7.7%)
	Financial Services
2,838	Adyen NV (a)	4,592,488
NUMBER OF SHARES		VALUE
	Semiconductors & Semiconductor Equipment
6,661	ASML Holding NV	$4,459,152
	Total Netherlands	9,051,640
	Poland (2.5%)
	Broadline Retail
333,755	Allegro.eu SA (a)	2,928,506
	Sweden (10.6%)
	Biotechnology
28,606	Vitrolife AB	465,595
	Entertainment
16,074	Spotify Technology SA (a)	9,869,115
	Hotels, Restaurants & Leisure
31,839	Evolution AB (a)	2,205,634
	Total Sweden	12,540,344
	Switzerland (11.4%)
	Food Products
25	Chocoladefabriken Lindt & Spruengli AG (Registered)	3,541,063
	Health Care Equipment & Supplies
34,773	Straumann Holding AG (Registered) (a)	4,240,108
	Textiles, Apparel & Luxury Goods
11,495	Cie Financiere Richemont SA, Class A (Registered)	2,031,226
75,944	On Holding AG, Class A (a)	3,653,666
		5,684,892
	Total Switzerland	13,466,063
	United Kingdom (14.5%)
	Capital Markets
39,330	London Stock Exchange Group PLC	6,124,132
	Financial Services
287,559	Wise PLC, Class A (a)	3,771,738

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

NUMBER OF SHARES		VALUE
	Hotels, Restaurants & Leisure
1,547,743	Deliveroo PLC (a)	$3,514,637
	Interactive Media & Services
373,109	Rightmove PLC	3,684,882
	Total United Kingdom	17,095,389
	United States (4.7%)
	Entertainment
62,343	Liberty Media Corp.-Liberty Formula One, Class C (a)	5,527,954
	Total Common Stocks (Cost $ 78,281,126)	115,510,372
NUMBER OF SHARES (000)
	Short-Term Investment (2.0%)
	Investment Company (2.0%)
2,338	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class, 4.14% (See Note 6) (Cost $2,338,264)	2,338,264
Total Investments (Cost $80,619,390) (b)(c)	99.8%	117,848,636
Other Assets in Excess of Liabilities	0.2	224,814
Net Assets	100.0%	$118,073,450

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

  (a)  Non-income producing security.

  (b)  The fair value and percentage of net assets, $94,590,825 and 80.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

  (c)  At April 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $39,299,591 and the aggregate gross unrealized depreciation is $2,070,345, resulting in net unrealized appreciation of $37,229,246.

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

Consolidated Summary of Investments

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Textiles, Apparel & Luxury Goods	$28,090,625	23.8%
Entertainment	15,397,069	13.1
Hotels, Restaurants & Leisure	9,728,432	8.3
Air Freight & Logistics	9,574,856	8.1
Health Care Equipment & Supplies	8,618,881	7.3
Financial Services	8,364,226	7.1
Personal Care Products	6,666,427	5.7
Capital Markets	6,124,132	5.2
Electrical Equipment	5,346,048	4.5
Semiconductors & Semiconductor Equipment	4,459,152	3.8
Interactive Media & Services	3,684,882	3.1
Food Products	3,541,063	3.0
Broadline Retail	2,928,506	2.5
Pharmaceuticals	2,520,478	2.1
Investment Company	2,338,264	2.0
Biotechnology	465,595	0.4
Total Investments	$117,848,636	100.0%

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities April 30, 2025 (unaudited)

Assets:
Investments in securities, at value (cost $78,281,126)	$115,510,372
Investment in affiliate, at value (cost $2,338,264)	2,338,264
Total investments in securities, at value (cost $80,619,390)	117,848,636
Cash (including foreign currency valued at $24,248 with a cost of $24,243)	25,294
Receivable from Distributor	34,128
Receivable for:
Foreign withholding taxes reclaimed	251,748
Dividends receivable	91,549
Capital stock sold	25,080
Dividends from affiliate	9,928
Prepaid expenses and other assets	72,773
Total Assets	118,359,136
Liabilities:
Payable for:
Advisory fee	66,459
Directors' fees	34,855
Transfer and sub transfer agency fees	27,173
Distribution fee	19,181
Administration fee	7,368
Capital stock redeemed	2,236
Accrued expenses and other payables	128,414
Total Liabilities	285,686
Net Assets	$118,073,450
Composition of Net Assets:
Paid-in-Capital	$123,376,026
Total Accumulated Loss	(5,302,576)
Net Assets	$118,073,450
Class A Shares:
Net Assets	$89,813,066
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	3,417,638
Net Asset Value Per Share	$26.28
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$27.74
Class L Shares:
Net Assets	$1,265,400
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	52,158
Net Asset Value Per Share	$24.26
Class I Shares:
Net Assets	$25,661,453
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	916,843
Net Asset Value Per Share	$27.99
Class C Shares:
Net Assets	$1,333,531
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	56,528
Net Asset Value Per Share	$23.59

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Statements continued

Consolidated Statement of Operations For the six months ended April 30, 2025 (unaudited)

Net Investment Loss: Income
Dividends (net of $36,407 foreign withholding tax)	$299,481
Dividends from affiliates (Note 6)	72,840
Total Income	372,321
Expenses
Advisory fee (Note 3)	489,855
Professional fees	125,536
Distribution fee (Class A) (Note 4)	108,493
Distribution fee (Class L) (Note 4)	4,660
Distribution fee (Class C) (Note 4)	6,107
Sub transfer agency fees and expenses (Class A)	43,860
Sub transfer agency fees and expenses (Class L)	681
Sub transfer agency fees and expenses (Class I)	14,656
Sub transfer agency fees and expenses (Class C)	807
Administration fee (Note 3)	45,044
Registration fees	25,892
Transfer agency fees and expenses (Class A) (Note 5)	12,750
Transfer agency fees and expenses (Class L) (Note 5)	1,500
Transfer agency fees and expenses (Class I) (Note 5)	2,022
Transfer agency fees and expenses (Class C) (Note 5)	1,285
Shareholder reports and notices	17,092
Custodian fees (Note 8)	15,477
Interest Expenses	5,726
Directors' fees and expenses	3,188
Other	12,489
Total Expenses	937,120
Less: waiver of Advisory fees (Note 3)	(143,369)
Less: reimbursement of class specific expenses (Class A) (Note 3)	(21,893)
Less: reimbursement of class specific expenses (Class L) (Note 3)	(1,559)
Less: reimbursement of class specific expenses (Class I) (Note 3)	(16,678)
Less: reimbursement of class specific expenses (Class C) (Note 3)	(1,481)
Less: rebate from Morgan Stanley affiliates (Note 6)	(3,286)
Net Expenses	748,854
Net Investment Loss	(376,533)
Realized and Unrealized Gain (Loss): Realized Gain on:
Investments	9,173,168
Foreign currency transaction	33,630
Net Realized Gain	9,206,798
Change in Unrealized Appreciation (Depreciation) on:
Investments	2,728,224
Foreign currency translation	(932)
Net Change in Unrealized Appreciation (Depreciation)	2,727,292
Net Gain	11,934,090
Net Increase in Net Assets Resulting from Operations	$11,557,557

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Statements continued

Consolidated Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2025	FOR THE YEAR ENDED OCTOBER 31, 2024
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(376,533)	$(97,840)
Net realized gain	9,206,798	1,971,107
Net change in unrealized appreciation (depreciation)	2,727,292	32,502,246
Net Increase in Net Assets Resulting from Operations	11,557,557	34,375,513
Net decrease from capital stock transactions	(13,475,121)	(36,443,050)
Net Decrease	(1,917,564)	(2,067,537)
Net Assets:
Beginning of period	119,991,014	122,058,551
End of Period	$118,073,450	$119,991,014

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2025 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Europe Opportunity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The Fund offers Class A shares, Class L shares, Class I shares and Class C shares. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Europe Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of April 30, 2025, the Subsidiary represented $0 or 0% of the net assets of the Fund.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2025 (unaudited) continued

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when

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Notes to Consolidated Financial Statements  ◼  April 30, 2025 (unaudited) continued

market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

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Notes to Consolidated Financial Statements  ◼  April 30, 2025 (unaudited) continued

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agency, Sub Transfer Agency and Co-Transfer Agency fees.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

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Notes to Consolidated Financial Statements  ◼  April 30, 2025 (unaudited) continued

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H. Segment Reporting — During the reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund's President act as the Fund's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's consolidated financial statements.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

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Notes to Consolidated Financial Statements  ◼  April 30, 2025 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2025:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Air Freight & Logistics	$—	$9,574,856	$—	$9,574,856
Biotechnology	—	465,595	—	465,595
Broadline Retail	—	2,928,506	—	2,928,506
Capital Markets	—	6,124,132	—	6,124,132
Electrical Equipment	—	5,346,048	—	5,346,048
Entertainment	15,397,069	—	—	15,397,069
Financial Services	—	8,364,226	—	8,364,226
Food Products	—	3,541,063	—	3,541,063
Health Care Equipment & Supplies	—	8,618,881	—	8,618,881
Hotels, Restaurants & Leisure	—	9,728,432	—	9,728,432
Interactive Media & Services	—	3,684,882	—	3,684,882
Personal Care Products	—	6,666,427	—	6,666,427
Pharmaceuticals	—	2,520,478	—	2,520,478
Semiconductors & Semiconductor Equipment	—	4,459,152	—	4,459,152
Textiles, Apparel & Luxury Goods	5,522,478	22,568,147	—	28,090,625
Total Common Stocks	20,919,547	94,590,825	—	115,510,372
Short-Term Investment
Investment Company	2,338,264	—	—	2,338,264
Total Assets	$23,257,811	$94,590,825	$—	$117,848,636

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined

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Notes to Consolidated Financial Statements  ◼  April 30, 2025 (unaudited) continued

as of the close of each business day: 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of the daily net assets exceeding $3 billion. For the six months ended April 30, 2025, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.61% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.38% for Class A, 1.90% for Class L, 1.05% for Class I and 2.15% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2025, $143,369 of advisory fees were waived and $41,611 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

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Notes to Consolidated Financial Statements  ◼  April 30, 2025 (unaudited) continued

4. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2025, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.75% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2025, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares of $113 and received $1,053 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

5. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended April 30, 2025, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agent fees and expenses" in the Consolidated Statement of Operations, amounted to $1,950.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2025, aggregated $11,392,216 and $21,196,726, respectively.

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Notes to Consolidated Financial Statements  ◼  April 30, 2025 (unaudited) continued

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, advisory fees paid were reduced by $3,286 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended April 30, 2025 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE OCTOBER 31, 2024	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE APRIL 30, 2025
Liquidity Fund	$6,317,714	$22,882,797	$26,862,247	$72,840	$—	$—	$2,338,264

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2025, included in "Directors' fees and expenses" in the Consolidated Statement of Operations amounted to $858. At April 30, 2025, the Fund had an accrued pension liability of $34,855, which is reflected as "Directors' fees" in the Consolidated Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the six months ended April 30, 2025, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based

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Notes to Consolidated Financial Statements  ◼  April 30, 2025 (unaudited) continued

on the relative net assets of each of the funds. The Fund also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

7. Market Risk and Risks Relating to Certain Financial Instruments

At April 30, 2025, investments in securities of issuers in the France, United Kingdom and Switzerland represented 27.1%, 14.5% and 11.4%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund may have exposure to bitcoin indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization),

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Notes to Consolidated Financial Statements  ◼  April 30, 2025 (unaudited) continued

cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The bitcoin ETFs exposure could result in substantial losses to the Fund.

The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active

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Notes to Consolidated Financial Statements  ◼  April 30, 2025 (unaudited) continued

trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Capital Stock

Transactions in capital stock were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2025		FOR THE YEAR ENDED OCTOBER 31, 2024
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	42,666	$1,097,802	22,373	$497,787
Redeemed	(238,789)	(5,942,173)	(813,780)	(18,373,086)
Net decrease — Class A	(196,123)	(4,844,371)	(791,407)	(17,875,299)
CLASS L SHARES
Redeemed	(3,674)	(84,990)	(9,830)	(211,682)
CLASS I SHARES
Sold	392,342	10,644,320	547,036	13,091,499
Redeemed	(747,888)	(19,067,603)	(1,267,926)	(30,583,695)
Net decrease — Class I	(355,546)	(8,423,283)	(720,890)	(17,492,196)
CLASS C SHARES
Sold	10,196	234,241	2,836	56,719
Redeemed	(16,056)	(356,718)	(45,425)	(920,592)
Net decrease — Class C	(5,860)	(122,477)	(42,589)	(863,873)
Net decrease in Fund	(561,203)	$(13,475,121)	(1,564,716)	$(36,443,050)

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Notes to Consolidated Financial Statements  ◼  April 30, 2025 (unaudited) continued

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal years 2024 and 2023.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2024.

At October 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $12,749,736 and $37,683,568, respectively, that do not have an expiration date.

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Notes to Consolidated Financial Statements  ◼  April 30, 2025 (unaudited) continued

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended October 31, 2024, the Fund intends to defer to November 1, 2024 for U.S. federal income tax purposes the following losses:

QUALIFIED LATE YEAR ORDINARY LOSSES	POST-OCTOBER CAPITAL LOSSES
$71,784	$—

11. Credit Facility

The Fund and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended April 30, 2025, the Fund did not have any borrowings under the Facility.

12. Other

At April 30, 2025, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 60.0%.

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2025		2024		2023		2022		2021		2020(1)
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$23.65		$18.29		$15.73		$33.87		$24.65		$19.65
Income (loss) from investment operations:
Net investment loss(2)	(0.09)		(0.04)		(0.03)		(0.14)		(0.29)		(0.08)
Net realized and unrealized gain (loss)	2.72		5.40		2.59		(16.21)		11.77		5.72
Total income (loss) from investment operations	2.63		5.36		2.56		(16.35)		11.48		5.64
Less distributions from:
Net investment income	—		—		—		—		—		(0.12)
Net realized gain	—		—		—		(1.79)		(2.26)		(0.52)
Total distributions	—		—		—		(1.79)		(2.26)		(0.64)
Redemption fees	—		—		—		—		—		—
Net asset value, end of period	$26.28		$23.65		$18.29		$15.73		$33.87		$24.65
Total Return(3)	11.12	%(4)	29.31	%(5)	16.27%		(50.86)%		48.43%		29.48%
Ratios to Average Net Assets:
Net expenses	1.38	%(6)(7)(8)	1.28	%(7)(8)(9)	1.37	%(7)(8)	1.38	%(7)(8)	1.38	%(7)(8)	1.37	%(7)(8)
Net expenses excluding interest expenses	1.37	%(6)(7)(8)	1.28	%(7)(8)(9)	N/A		1.38	%(7)(8)	N/A		N/A
Net investment loss	(0.73	)%(6)(7)(8)	(0.17	)%(7)(8)(9)	(0.17	)%(7)(8)	(0.61	)%(7)(8)	(0.92	)%(7)(8)	(0.38	)%(7)(8)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.01%		0.00	%(10)	0.00	%(10)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$89,813		$85,448		$80,562		$79,046		$194,355		$116,141
Portfolio turnover rate	10	%(4)	36%		29%		17%		22%		85%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2025	1.69%	(1.04)%
October 31, 2024	1.62	(0.51)
October 31, 2023	1.59	(0.39)
October 31, 2022	1.53	(0.76)
October 31, 2021	1.42	(0.96)
October 31, 2020	1.61	(0.62)

(8)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class A shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
October 31, 2024	1.37%	(0.26)%

(10)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2025		2024		2023		2022		2021		2020(1)
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$21.89		$17.02		$14.71		$31.96		$23.47		$18.72
Income (loss) from investment operations:
Net investment loss(2)	(0.14)		(0.14)		(0.13)		(0.24)		(0.42)		(0.18)
Net realized and unrealized gain (loss)	2.51		5.01		2.44		(15.22)		11.17		5.45
Total income (loss) from investment operations	2.37		4.87		2.31		(15.46)		10.75		5.27
Less distributions from:
Net investment income	—		—		—		—		—		(0.00	)(3)
Net realized gain	—		—		—		(1.79)		(2.26)		(0.52)
Total distributions	—		—		—		(1.79)		(2.26)		(0.52)
Net asset value, end of period	$24.26		$21.89		$17.02		$14.71		$31.96		$23.47
Total Return(4)	10.83	%(5)	28.69	%(6)	15.64%		(51.12)%		47.71%		28.81%
Ratios to Average Net Assets:
Net expenses	1.90	%(7)(8)(9)	1.80	%(8)(9)(10)	1.89	%(8)(9)	1.90	%(8)(9)	1.90	%(8)(9)	1.89	%(8)(9)
Net expenses excluding interest expenses	1.89	%(7)(8)(9)	1.80	%(8)(9)(10)	N/A		1.90	%(8)(9)	N/A		N/A
Net investment loss	(1.25	)%(7)(8)(9)	(0.69	)%(8)(9)(10)	(0.69	)%(8)(9)	(1.11	)%(8)(9)	(1.44	)%(8)(9)	(0.88	)%(8)(9)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.01%		0.01%		0.00	%(11)	0.00	%(11)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$1,265		$1,222		$1,117		$1,160		$2,777		$2,115
Portfolio turnover rate	10	%(5)	36%		29%		17%		22%		85%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(7)  Annualized.

(8)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2025	2.41%	(1.76)%
October 31, 2024	2.35	(1.24)
October 31, 2023	2.34	(1.14)
October 31, 2022	2.15	(1.36)
October 31, 2021	1.99	(1.53)
October 31, 2020	2.24	(1.23)

(9)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class L shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
October 31, 2024	1.89%	(0.78)%

(11)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2025		2024		2023		2022		2021		2020(1)
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$25.14		$19.38		$16.62		$35.57		$25.71		$20.45
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.05)		0.04		0.03		(0.09)		(0.21)		(0.07)
Net realized and unrealized gain (loss)	2.90		5.72		2.73		(17.07)		12.33		6.01
Total income (loss) from investment operations	2.85		5.76		2.76		(17.16)		12.12		5.94
Less distributions from:
Net investment income	—		—		—		—		—		(0.16)
Net realized gain	—		—		—		(1.79)		(2.26)		(0.52)
Total distributions	—		—		—		(1.79)		(2.26)		(0.68)
Net asset value, end of period	$27.99		$25.14		$19.38		$16.62		$35.57		$25.71
Total Return(3)	11.34	%(4)	29.72	%(5)	16.61%		(50.70)%		48.95%		29.85%
Ratios to Average Net Assets:
Net expenses	1.05	%(6)(7)(8)	0.94	%(7)(8)(9)	1.04	%(7)(8)	1.05	%(7)(8)	1.05	%(7)(8)	1.04	%(7)(8)
Net expenses excluding interest expenses	1.04	%(6)(7)(8)	0.94	%(7)(8)(9)	N/A		1.05	%(7)(8)	N/A		N/A
Net investment income (loss)	(0.39	)%(6)(7)(8)	0.17	%(7)(8)(9)	0.16	%(7)(8)	(0.36	)%(7)(8)	(0.62	)%(7)(8)	(0.29	)%(7)(8)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.01%		0.00	%(10)	0.00	%(10)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$25,661		$31,991		$38,636		$39,940		$192,604		$34,053
Portfolio turnover rate	10	%(4)	36%		29%		17%		22%		85%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2025	1.45%	(0.79)%
October 31, 2024	1.36	(0.25)
October 31, 2023	1.33	(0.13)
October 31, 2022	1.30	(0.61)
October 31, 2021	1.16	(0.73)
October 31, 2020	1.40	(0.65)

(8)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class I shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	1.04%	0.07%

(10)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2025		2024		2023		2022		2021		2020(1)
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$21.31		$16.61		$14.39		$31.39		$23.14		$18.58
Income (loss) from investment operations:
Net investment loss(2)	(0.17)		(0.19)		(0.17)		(0.29)		(0.51)		(0.24)
Net realized and unrealized gain (loss)	2.45		4.89		2.39		(14.92)		11.02		5.40
Total income (loss) from investment operations	2.28		4.70		2.22		(15.21)		10.51		5.16
Less distributions from:
Net investment income	—		—		—		—		—		(0.08)
Net realized gain	—		—		—		(1.79)		(2.26)		(0.52)
Total distributions	—		—		—		(1.79)		(2.26)		(0.60)
Net asset value, end of period	$23.59		$21.31		$16.61		$14.39		$31.39		$23.14
Total Return(3)	10.70	%(4)	28.30	%(5)	15.43%		(51.26)%		47.32%		28.42%
Ratios to Average Net Assets:
Net expenses	2.15	%(6)(7)(8)	2.04	%(7)(8)(9)	2.14	%(7)(8)	2.15	%(7)(8)	2.15	%(7)(8)	2.14	%(7)(8)
Net expenses excluding interest expenses	2.14	%(6)(7)(8)	2.04	%(7)(8)(9)	N/A		2.15	%(7)(8)	N/A		N/A
Net investment loss	(1.49	)%(6)(7)(8)	(0.92	)%(7)(8)(9)	(0.94	)%(7)(8)	(1.34	)%(7)(8)	(1.72	)%(7)(8)	(1.21	)%(7)(8)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.01%		0.00	%(10)	0.00	%(10)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$1,334		$1,329		$1,743		$2,113		$9,998		$1,559
Portfolio turnover rate	10	%(4)	36%		29%		17%		22%		85%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  Annualized.

(7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2025	2.65%	(1.99)%
October 31, 2024	2.53	(1.41)
October 31, 2023	2.42	(1.22)
October 31, 2022	2.30	(1.49)
October 31, 2021	2.19	(1.76)
October 31, 2020	2.67	(1.74)

(8)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class C shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
October 31, 2024	2.14%	(1.02)%

(10)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

(This page has been left blank intentionally.)

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2025 Morgan Stanley

EUGAX-NCSR 4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Europe Opportunity Fund, Inc.

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	June 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	June 16, 2025

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	June 16, 2025